Related Parties - Additional Information (Detail) R$ in Thousands, $ in Millions		12 Months Ended
	Nov. 24, 2017 USD ($) shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Sep. 02, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Accounts payable		R$ 1,166,291	R$ 953,534
Prepaid expenses		163,829	109,784
London interbank offered rate Libor [member]
Disclosure of transactions between related parties [line items]
Variable spread on interest rate					2.30%
TAP ME [member]
Disclosure of transactions between related parties [line items]
Total value of maintenance services acquired pursuant to such Maintenance Agreements		83,831	83,295	R$ 126,024
Accounts payable		5,663,000
Shareholder [member]
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current		12,042			$ 2.8
HNA [member]
Disclosure of transactions between related parties [line items]
Loan agreement receivable, current | $	$ 22.0
HNA [member] | Tap convertible bonds option [member]
Disclosure of transactions between related parties [line items]
One time upfront fee (as a percent)	1.00%
Interest rate (as a percent)	1.00%
Maturity of loan receivable agreement	364 days
Preferred shares pledged as guarantee for loan | shares	25,472,852
Aigle Azur [member]
Disclosure of transactions between related parties [line items]
Prepaid expenses		R$ 13,330	R$ 0	R$ 0